Share-Based Compensation - Summary of Fair Value of Options Granted (Detail) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Weighted average grant date fair value of option (per share)	7.33	2.21	1.65
Aggregate grant date fair value of options	158,567,632	843,121	3,429,048